Trade and other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 22,120	$ 21,985
Accrued revenues	3,621	3,241
Tax credits receivable	2,871	2,423
Other receivables	167	36
Trade and other receivables	28,779	27,685
Trade receivables
Disclosure of financial assets [line items]
Loss allowance	$ (799)	$ (1,007)